Income taxes - Increase in valuation allowance (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Valuation Allowance [Line Items]
Valuation allowance, beginning of year and period		$ 2,494
Increases recorded to income tax provision	$ 2,494	3,414,891
Valuation allowance, end of year and period	2,494	3,414,891
Increases recorded to income tax provision - US
Valuation Allowance [Line Items]
Increases recorded to income tax provision		3,362,097
Increases recorded to income tax provision - Canada
Valuation Allowance [Line Items]
Increases recorded to income tax provision	$ 2,494	$ 50,300